ACCOUNTS RECEIVABLE, NET (Details - Accounts receivable) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 11,051	$ 7,842
Allowance for credit loss	(362)	(150)	$ (500)
Accounts receivable, net	$ 10,689	$ 7,692